FINANCIAL STATEMENT DETAILS - Changes in the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	$ 7,695	$ 7,811
Current period provision for credit losses	4,688	5,699
Write-offs charged against the allowance	(5,178)	(5,944)
Recoveries collected	46	125
Other	158	4
Balance at December 31	$ 7,409	$ 7,695